Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurement [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value

The Company’s financial assets and liabilities measured at fair value at September 30, 2025, and December 31, 2024 are as follows:

	Fair Value Measurements as of September 30, 2025
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
Convertible debt at fair value	$-	$-	$4,537,552	$4,537,552

	Fair Value Measurements as of December 31, 2024
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
Convertible debt at fair value	$-	$-	$3,542,797	$3,542,797

The Company’s financial assets and liabilities measured at fair value at December 31, 2024 are as follows:

	Fair Value Measurements as of December 31, 2024
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:
Convertible debt at fair value	$—	$—	$3,542,797	$3,542,797

Schedule of Assumptions Were Used in Determining Fair Value of Convertible Notes

The following assumptions were used in determining the fair value of the convertible notes as of September 30, 2025, and December 31, 2024 are as follows:

	September 30, 2025	December 31, 2024
Risk free right	4.33%	4.83%
Stock price	$4.56	$4.56
Dividend yield	0%	0%
Volatility	67%	67%

The following assumptions were used in determining the fair value of the convertible notes as of December 31, 2024:

December 31, 2024
Risk free right	4.83%
Stock price	$4.56
Dividend yield	0%
Volatility	67%